Breaches
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                    Current
 Loan               Scheduled        Current         Current
 Number             Balance          Rate            Payment
______________________________________________________________

 0326203502         112,067.78      10.200%          1,003.14

 0326204757         116,643.82      10.200%          1,044.10
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